Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Six Months Ended June 30,
	2021	2020
Numerator:
Net loss	$(46,560)	$(14,716)

Denominator:
Weighted-average shares used in computing basic and diluted net loss per share	10,663,811	10,319,534

Basic and diluted net loss per share	$(4.37)	$(1.43)

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(32,504)	$(32,319)

Denominator:
Weighted-average shares used in computing basic and diluted net loss per share	10,323,839	10,306,255

Basic and diluted net loss per share	$(3.15)	$(3.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the six months ended June 30, because including them would have had an anti-dilutive effect:

	June 30,
	2021	2020
Convertible preferred stock (if-converted)	25,134,067	25,047,938
Warrants for the purchase of Series C convertible preferred stock (if-converted)	—	86,129
Warrants for the purchase of common stock	1,397,173	298,459
Convertible notes (if-converted)	21,704,588	20,324,906
Stock options to purchase common stock	12,419,331	7,539,373

	60,655,159	53,296,805

The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share for the years ended December 31, because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2019
Convertible preferred stock (if-converted)	25,047,938	25,047,938
Warrants for the purchase of Series C convertible preferred stock (if-converted)	86,129	86,129
Warrants for the purchase of common stock	1,364,761	266,047
Convertible notes (if-converted)	20,060,646	19,820,736
Stock options to purchase common stock	10,762,690	8,281,881

	57,322,164	53,502,731